Taxation - Summary of Significant Components of Deferred Tax Assets (Details - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accruals for payroll and other costs	$ 2,055	$ 2,514
Allowance for loan losses	739	139
Net operating loss carry forwards	26,051	22,470
Deferred revenue and other temporary difference		261
Subtotal	28,844	25,384
Less: valuation allowance	$ (28,844)	$ (25,384)	$ (18,399)	$ (13,567)